Morgan, Lewis & Bockius LLP                                   Morgan Lewis
1701 Market Street                                            Counselors at Law
Philadelphia, PA  19103-2921
Tel:  215.963.5000
Fax:  215.963.5001
www.morganlewis.com


December 2, 2013


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:     The Advisors' Inner Circle Fund II (File Nos.033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectuses and Statements of Additional Information dated November 28, 2013 for the Trust's Champlain Family of Funds, Clear River Fund, Frost Family of Funds, GRT Family of Funds, LM Capital Opportunistic Bond Fund and Reaves Utilities and Energy Infrastructure Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 161, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-13-000640) on November 27, 2013.

Please do not hesitate to contact the undersigned at 215.963.5620 should you have any questions.

Very  truly  yours,


/s/ Leon Salkin
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Leon Salkin